SIGNIFICANT ACCOUNTING POLICIES - Share-Based Compensation (Details) - Share-Based Payment Arrangement, Option	1 Months Ended	6 Months Ended	9 Months Ended
	Oct. 31, 2014	Jun. 30, 2022	Sep. 30, 2022
Minimum
SIGNIFICANT ACCOUNTING POLICIES
Options vesting period	4 years	4 years	4 years
Maximum
SIGNIFICANT ACCOUNTING POLICIES
Options vesting period	5 years	5 years	5 years